TAXES - Deferred Tax Assets and Liabilities (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024
Deferred tax assets:
Allowance for credit losses	$ 105,599	$ 72,957
Net operating losses	490,637	443,732
Operating lease liabilities	37,052	41,239
Total deferred tax assets	633,288	557,928
Less: Valuation allowance	(324,921)	(264,068)	$ (258,673)	$ (215,526)
Total deferred tax assets, net of valuation allowance	308,367	293,860
Deferred tax liabilities:
Effect of other temporary differences	(37,465)	(98,814)
Fair value increment on appraisal	(40,390)	(46,562)
Operating lease right of use assets	(35,944)	(40,090)
Total deferred tax liabilities	(113,799)	(185,466)
Total deferred tax assets, net	$ 194,568	$ 108,394